Interest and Finance Costs, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and Finance Costs [Abstract]
Interest expense	$ 20,742	$ 27,963	$ 28,299
Interest income from bond repurchase	(579)	0	0
Amortization of financing costs	1,066	1,126	1,939
Loan expenses	285	343	268
Interest and finance costs	$ 21,514	$ 29,432	$ 30,506